UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7116

Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (2.7% of Total Investments)
$ 4,500	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	$ 4,658,850
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 2.4% (1.7% of Total Investments)
500	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	432,225
500	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B+	426,280
	5.750%, 11/01/30
335	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BBB–	388,587
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,712,415
2,835	Total Education and Civic Organizations			2,959,507
	Health Care – 22.7% (16.1% of Total Investments)
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	1,709,115
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
630	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA–	703,105
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
2,000	5.000%, 1/15/31	1/22 at 100.00	AA	2,321,500
750	5.000%, 1/15/42	1/22 at 100.00	AA	849,413
2,500	Michigan Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital Medical	No Opt. Call	A–	2,721,800
	Center, Series 2012A, 5.000%, 6/01/39
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
250	5.000%, 11/01/25	11/22 at 100.00	A	294,190
1,000	5.000%, 11/01/42	11/22 at 100.00	A	1,115,440
3,000	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,384,990
	5.000%, 11/15/42
4,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	4,567,720
	5.000%, 12/01/39
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,195,226
	Refunding Series 2009, 5.750%, 11/15/39
1,350	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA–	1,558,872
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	1,132,470
	2009C, 5.000%, 12/01/48
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	4,234,521
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	326,175
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
24,595	Total Health Care			28,114,537
	Housing/Multifamily – 7.2% (5.1% of Total Investments)
810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/14 at 100.00	Aaa	837,589
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
990	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/13 at 100.00	AA–	1,001,850
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/13 at 100.00	Aaa	1,504,935
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
1,260	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A,	11/14 at 101.00	AA	1,303,760
	3.375%, 11/01/16 (Alternative Minimum Tax)
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	831,288
	4/01/31 – AGM Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	27,671
	5.700%, 10/01/39
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D:
800	3.950%, 10/01/37 (WI/DD, Settling 12/05/12)	4/22 at 100.00	AA	814,752
1,000	4.000%, 10/01/42 (WI/DD, Settling 12/05/12)	4/22 at 100.00	AA	1,035,460
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
70	6.600%, 6/01/13	12/12 at 100.00	AA+	70,330
1,500	6.600%, 6/01/22	6/13 at 100.00	AA+	1,504,650
8,755	Total Housing/Multifamily			8,932,285
	Housing/Single Family – 0.8% (0.6% of Total Investments)
945	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	1,042,855
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
	Tax Obligation/General – 44.7% (31.6% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2	1,535,844
	Series 2003, 5.000%, 5/01/21
345	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	427,931
	Refunding Series 2012, 5.000%, 5/01/29
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,159,190
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	113,030
	5.000%, 5/01/37 – AGM Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	2,460,893
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	1,820,428
	Bonds, Tender Option Bond Trust 2008-1096, 8.012%, 5/01/32 – NPFG Insured (IF)
1,050	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building	5/21 at 100.00	AA–	1,244,429
	& Site, Series 2011B, 5.500%, 5/01/36
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,311,094
1,075	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	1,391,394
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA–	1,173,260
1,645	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA–	1,929,799
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	1,003,887
	9/01/24 – NPFG Insured
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,830,263
	5.125%, 5/01/32 – NPFG Insured
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%,	5/16 at 100.00	Aa2	1,405,075
	5/01/25 – AGM Insured
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa3	1,054,220
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	975,279
	5.000%, 5/01/37 – AGM Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	466,106
	5.000%, 5/01/30 – SYNCORA GTY Insured
340	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	397,569
	5.000%, 6/01/20
2,500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa2	3,201,125
	5.000%, 12/01/22
800	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	977,592
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	2,773,670
	Series 2007, 5.000%, 5/01/36 – AGM Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	3,975,160
	8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	Aa2	1,163,492
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	1,024,789
	Bond Trust 2836, 11.153%, 5/01/15 – AGM Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	Aa2	1,083,720
	5/01/27 – AGM Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	1,146,040
	5/01/33 – AGM Insured
125	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	146,441
	2009, 5.125%, 12/01/33 – AGC Insured
500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	564,695
	2007, 5.000%, 5/01/32 – NPFG Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	1,711,800
	5/01/34 – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	919,792
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	1,524,056
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,887,081
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
1,655	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB+	1,951,046
	6.750%, 11/01/39
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,
	Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/12 at 100.00	BBB+	1,502,715
4,435	5.000%, 12/01/30 – NPFG Insured	12/12 at 100.00	BBB+	4,437,173
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA–	1,639,094
	Series 2011, 4.500%, 5/01/31 – AGM Insured
48,971	Total Tax Obligation/General			55,329,172
	Tax Obligation/Limited – 13.5% (9.5% of Total Investments)
915	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,046,303
1,675	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	1,914,056
	5.000%, 7/01/22
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,745,856
	10/15/30 – AMBAC Insured
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%,	10/16 at 100.00	Aa3	3,213,216
	10/15/36 – FGIC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,194,650
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,576,546
450	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	535,613
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB+	480,960
	Notes, Series 2009A-1, 5.000%, 10/01/39
15,450	Total Tax Obligation/Limited			16,707,200
	Transportation – 2.2% (1.5% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	257,756
	2007, 5.000%, 1/01/32
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	2,403,880
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
2,230	Total Transportation			2,661,636
	U.S. Guaranteed – 12.2% (8.6% of Total Investments) (4)
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	Aa2 (4)	2,550,375
	5.000%, 5/01/23 (Pre-refunded 5/01/13) – FGIC Insured
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,019,530
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2 (4)	2,087,720
	5.000%, 5/01/22 (Pre-refunded 11/01/13)
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004:
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	533,245
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	533,245
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,520,055
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
675	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	No Opt. Call	N/R (4)	677,396
	Hospital, Series 1992A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	471,890
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	166,550
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
2,435	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	2,699,855
200	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	221,754
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	Aa2 (4)	1,066,790
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,525,220
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
14,225	Total U.S. Guaranteed			15,073,625
	Utilities – 10.5% (7.4% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	141,161
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,822,375
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 4700:
700	17.800%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,182,328
360	17.954%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	608,054
1,250	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%,	1/22 at 100.00	A2	1,371,863
	1/01/43 – AGM Insured
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	2,089,507
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	2,352,936
1,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	1,385,780
990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/13 at 100.00	Ba1	994,109
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
10,855	Total Utilities			12,948,113
	Water and Sewer – 21.5% (15.2% of Total Investments)
1,250	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA–	1,378,513
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured
3,600	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series	7/16 at 100.00	AA–	3,818,412
	2006A, 5.000%, 7/01/34 – AGM Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	1,134,031
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,829,895
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA	1,140,518
	7/01/17 – AGM Insured
1,945	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	2,116,452
1,060	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011C, 5.000%, 7/01/41	No Opt. Call	A+	1,126,451
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AA+	1,451,003
	1/01/30 – NPFG Insured
390	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	448,445
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%,	1/19 at 100.00	AA	497,084
	1/01/39 – AGC Insured
285	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	352,810
	5.000%, 10/01/32
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,179,550
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%,	11/16 at 100.00	Aa3	9,182,783
	11/01/31 –NPFG Insured
500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	575,410
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%,	7/18 at 100.00	A	395,595
	7/01/22 – NPFG Insured
24,085	Total Water and Sewer			26,626,952
$ 157,446	Total Investments (cost $159,060,586) – 141.5%			175,054,732
	Floating Rate Obligations – (1.9)%			(2,330,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (43.6)% (6)			(53,900,000)
	Other Assets Less Liabilities – 4.0%			4,927,885
	Net Assets Applicable to Common Shares – 100%		$ 123,752,617

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$175,054,732	$ —	$175,054,732
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevantand appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $156,886,131.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$16,056,209
Depreciation	(217,947)
Net unrealized appreciation (depreciation) of investments	$15,838,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013